Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Summary of assets and liabilities measured at fair value on a recurring basis

The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

				Balance at
As of December 31, 2021	Level 1	Level 2	Level 3	fair value
Liabilities
Warrant liability	—	—	66,347	66,347

Summary of cash and cash equivalents

Cash includes cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use.

	As of December 31,
	2021	2022
RMB denominated bank deposits with financial institutions in the PRC	1,167,445	77,373
US dollar denominated bank deposits with financial institutions in the PRC	1,447,336	430,006
US dollar denominated bank deposits with overseas financial institutions	29,498	183,409
Others denominated bank deposits with overseas financial institutions	317	16,406
RMB denominated bank deposits with overseas financial institutions	—	56
Others denominated bank deposits with financial institutions in the PRC	39,746	11
Total	2,684,342	707,261

Schedule of estimated useful lives	The estimated useful lives are as follows:

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Mining equipment	1.5 years
Motor vehicles	5 years
Software	3 years

Summary of revenue segregated by geographic region

The geographical region of revenue generated is based on the location at which the goods delivered or the services were provided:

	For the Years Ended December 31,
Geographic region	2020	2021	2022
Indonesia	—	—	1,446,347
Malaysia	—	—	802,063
United States of America	3,528	312,722	631,243
Australia	114	361,377	405,808
Kazakhstan	47,792	711,596	386,768
Cyprus	—	633,322	243,500
Hong Kong Special Administrative Region	12,301	87,971	149,488
Canada	162	402,489	122,799
Mainland China	379,418	1,779,923	122,770
Laos	—	—	32,660
Thailand	31	289,013	18,644
Sweden	8	152,127	6,285
Other countries or regions	4,332	256,166	10,532
Total	447,686	4,986,706	4,378,907